Quarterly Holdings Report
for
Fidelity Freedom® 2065 Fund
June 30, 2025
F65-NPRT1-0825
1.9895822.106
Bond Funds - 6.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	129,780	1,000,604
Fidelity Series Emerging Markets Debt Fund (b)	1,356,743	10,989,618
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	339,093	3,258,683
Fidelity Series Floating Rate High Income Fund (b)	224,911	1,992,709
Fidelity Series High Income Fund (b)	1,281,540	11,277,556
Fidelity Series International Credit Fund (b)	4,626	39,137
Fidelity Series International Developed Markets Bond Index Fund (b)	2,269,118	19,786,713
Fidelity Series Investment Grade Bond Fund (b)	25,304	255,566
Fidelity Series Long-Term Treasury Bond Index Fund (b)	17,451,560	93,889,391
Fidelity Series Real Estate Income Fund (b)	202,452	2,028,565
TOTAL BOND FUNDS (Cost $154,827,354)		144,518,542

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	3,355,305	44,457,786
Fidelity Series Blue Chip Growth Fund (b)	5,941,078	122,802,092
Fidelity Series Commodity Strategy Fund (b)	42,926	3,901,136
Fidelity Series Growth Company Fund (b)	8,796,803	220,623,811
Fidelity Series Intrinsic Opportunities Fund (b)	2,754,839	30,303,234
Fidelity Series Large Cap Stock Fund (b)	8,359,011	216,414,787
Fidelity Series Large Cap Value Index Fund (b)	3,769,789	65,028,864
Fidelity Series Opportunistic Insights Fund (b)	4,868,082	131,681,626
Fidelity Series Small Cap Core Fund (b)	566,037	6,599,987
Fidelity Series Small Cap Discovery Fund (b)	1,803,573	19,532,699
Fidelity Series Small Cap Opportunities Fund (b)	2,956,700	43,197,380
Fidelity Series Stock Selector Large Cap Value Fund (b)	10,250,316	145,144,468
Fidelity Series Value Discovery Fund (b)	8,157,521	131,907,120
TOTAL DOMESTIC EQUITY FUNDS (Cost $995,041,939)		1,181,594,990

International Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,549,885	65,282,391
Fidelity Series Emerging Markets Fund (b)	5,387,800	55,009,436
Fidelity Series Emerging Markets Opportunities Fund (b)	10,278,277	220,160,691
Fidelity Series International Growth Fund (b)	8,587,726	170,466,365
Fidelity Series International Small Cap Fund (b)	1,437,215	28,514,338
Fidelity Series International Value Fund (b)	11,158,231	170,386,188
Fidelity Series Overseas Fund (b)	10,500,079	170,101,282
Fidelity Series Select International Small Cap Fund (b)	132,567	1,765,794
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $726,891,079)		881,686,485

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	1,130,000	1,128,816
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	940,000	938,270
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	1,210,000	1,206,780
US Treasury Bills 0% 7/3/2025 (d)	4.18	340,000	339,921
US Treasury Bills 0% 7/31/2025 (d)	4.23	1,760,000	1,753,889
US Treasury Bills 0% 8/14/2025 (d)	4.32	20,000	19,895
US Treasury Bills 0% 8/28/2025 (d)	4.27 to 4.28	990,000	983,102
US Treasury Bills 0% 9/25/2025 (d)	4.23 to 4.26	270,000	267,297
US Treasury Bills 0% 9/4/2025 (d)	4.29	30,000	29,769
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,667,819)			6,667,739

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,267,965)	4.32	3,267,312	3,267,964

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,886,696,156)	2,217,735,720
NET OTHER ASSETS (LIABILITIES) - 0.0%	(694,389)
NET ASSETS - 100.0%	2,217,041,331

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	214	Sep 2025	28,694,190	245,480	245,480
ICE MSCI Emerging Markets Index Contracts (United States)	195	Sep 2025	12,026,625	222,819	222,819

TOTAL EQUITY CONTRACTS					468,299

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	251	Sep 2025	28,139,453	591,854	591,854
CBOT US Treasury Long Bond Contracts (United States)	490	Sep 2025	56,503,125	2,201,741	2,201,741

TOTAL INTEREST RATE CONTRACTS					2,793,595

TOTAL PURCHASED					3,261,894

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	146	Sep 2025	45,652,375	(1,614,020)	(1,614,020)

TOTAL FUTURES CONTRACTS					1,647,874
The notional amount of futures purchased as a percentage of Net Assets is 5.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,667,739.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,095,344	13,233,260	17,060,640	38,726	-	-	3,267,964	3,267,312	0.0%
Total	7,095,344	13,233,260	17,060,640	38,726	-	-	3,267,964

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	921,652	90,166	7,801	3,583	119	(3,532)	1,000,604	129,780
Fidelity Series All-Sector Equity Fund	34,640,690	4,724,805	442,215	-	65,687	5,468,819	44,457,786	3,355,305
Fidelity Series Blue Chip Growth Fund	100,910,174	7,521,643	6,486,284	-	254,093	20,602,466	122,802,092	5,941,078
Fidelity Series Canada Fund	53,305,801	4,299,457	562,334	-	98,656	8,140,811	65,282,391	3,549,885
Fidelity Series Commodity Strategy Fund	3,762,896	287,182	31,130	-	435	(118,247)	3,901,136	42,926
Fidelity Series Emerging Markets Debt Fund	9,946,204	945,862	83,675	154,740	4,928	176,299	10,989,618	1,356,743
Fidelity Series Emerging Markets Debt Local Currency Fund	2,858,587	200,599	24,824	-	1,367	222,954	3,258,683	339,093
Fidelity Series Emerging Markets Fund	45,597,459	4,610,438	781,294	-	50,963	5,531,870	55,009,436	5,387,800
Fidelity Series Emerging Markets Opportunities Fund	182,499,111	16,974,635	2,464,950	-	233,760	22,918,135	220,160,691	10,278,277
Fidelity Series Floating Rate High Income Fund	1,820,069	182,712	15,500	38,406	131	5,297	1,992,709	224,911
Fidelity Series Growth Company Fund	183,877,288	13,547,634	13,559,405	-	457,326	36,300,968	220,623,811	8,796,803
Fidelity Series High Income Fund	10,097,183	950,034	85,916	174,129	3,094	313,161	11,277,556	1,281,540
Fidelity Series International Credit Fund	38,634	489	309	488	(2)	325	39,137	4,626
Fidelity Series International Developed Markets Bond Index Fund	17,471,844	2,236,690	151,944	85,545	1,972	228,151	19,786,713	2,269,118
Fidelity Series International Growth Fund	139,652,624	15,271,439	1,243,202	-	217,745	16,567,759	170,466,365	8,587,726
Fidelity Series International Small Cap Fund	24,417,583	1,249,959	1,654,924	-	67,591	4,434,129	28,514,338	1,437,215
Fidelity Series International Value Fund	147,103,022	10,629,665	5,874,641	-	550,960	17,977,182	170,386,188	11,158,231
Fidelity Series Intrinsic Opportunities Fund	26,542,263	2,121,439	221,954	-	8,905	1,852,581	30,303,234	2,754,839
Fidelity Series Investment Grade Bond Fund	470,636	1,171,988	1,401,422	7,093	10,206	4,158	255,566	25,304
Fidelity Series Large Cap Stock Fund	181,208,189	13,945,984	7,823,150	-	546,935	28,536,829	216,414,787	8,359,011
Fidelity Series Large Cap Value Index Fund	55,380,229	7,717,922	459,912	-	68,524	2,322,101	65,028,864	3,769,789
Fidelity Series Long-Term Treasury Bond Index Fund	81,396,922	15,784,128	1,394,337	793,307	(31,194)	(1,866,128)	93,889,391	17,451,560
Fidelity Series Opportunistic Insights Fund	109,305,433	8,170,639	5,969,018	-	499,584	19,674,988	131,681,626	4,868,082
Fidelity Series Overseas Fund	140,326,572	12,054,446	1,245,067	-	318,801	18,646,530	170,101,282	10,500,079
Fidelity Series Real Estate Income Fund	1,862,405	173,232	15,797	28,927	497	8,228	2,028,565	202,452
Fidelity Series Select International Small Cap Fund	337,911	1,491,351	282,155	-	11,336	207,351	1,765,794	132,567
Fidelity Series Small Cap Core Fund	5,476,751	704,631	43,911	-	3,215	459,301	6,599,987	566,037
Fidelity Series Small Cap Discovery Fund	16,870,706	1,785,943	155,655	325,146	6,868	1,024,837	19,532,699	1,803,573
Fidelity Series Small Cap Opportunities Fund	37,166,944	3,329,467	1,030,563	-	7,578	3,723,954	43,197,380	2,956,700
Fidelity Series Stock Selector Large Cap Value Fund	123,163,088	17,405,541	1,035,117	-	93,666	5,517,290	145,144,468	10,250,316
Fidelity Series Value Discovery Fund	113,587,449	15,380,839	950,343	-	54,668	3,834,507	131,907,120	8,157,521
	1,852,016,319	184,960,959	55,498,749	1,611,364	3,608,414	222,713,074	2,207,800,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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